Related party transactions and balances (Details Narrative)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($) $ / shares shares
Cuprina Pollination Pte Ltd [Member]
Related Party Transaction [Line Items]
Amount from due receivables balance	$ 89,764	$ 114,521	$ 14,521
Amount due to payable balance	3,240
Pestoniks Innovations Pte Ltd [Member]
Related Party Transaction [Line Items]
Amount from due receivables balance	47,946	61,170	61,170
Cuprina Mena Co Ltd [Member]
Related Party Transaction [Line Items]
Amount from due receivables balance	35,868	45,761	92,298
Bryan Teo Yingjie [Member]
Related Party Transaction [Line Items]
Amount from due receivables balance			$ 605
Ordinary shares, shares issued | shares			450
Ordinary shares, par value | $ / shares			$ 0
Amount due to payable balance			$ 105,979
Rachel Lee Lin [Member]
Related Party Transaction [Line Items]
Amount from due receivables balance			$ 605
Ordinary shares, shares issued | shares			450
Ordinary shares, par value | $ / shares			$ 0
Amount due to payable balance			$ 67,654
Dorea Quek En Qi [Member]
Related Party Transaction [Line Items]
Amount from due receivables balance			$ 605
Ordinary shares, shares issued | shares			450
Ordinary shares, par value | $ / shares			$ 0
Amount due to payable balance			$ 6,395
De Guzman Caroline Francesca Lee Ling [Member]
Related Party Transaction [Line Items]
Amount from due receivables balance			$ 605
Ordinary shares, shares issued | shares			450
Ordinary shares, par value | $ / shares			$ 0
iCapital Holdings (SG) Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Amount from due receivables balance			$ 505
Ordinary shares, shares issued | shares			375
Ordinary shares, par value | $ / shares			$ 0
Cuprina Farm Sdn Bhd [Member]
Related Party Transaction [Line Items]
Amount due to payable balance		4,134	$ 4,134
Cuprina Holding Pte Ltd [Member]
Related Party Transaction [Line Items]
Amount due to payable balance	$ 2,297,003	2,930,516	2,931,765
Jimmy Lee Peng Siew [Member]
Related Party Transaction [Line Items]
Amount due to payable balance		$ 986,860	1,451,629
David Quek Yong Qi [Member]
Related Party Transaction [Line Items]
Amount due to payable balance			237,618
Teo Peng Kwang [Member]
Related Party Transaction [Line Items]
Amount due to payable balance			620,822
Ng Bee Poh [Member]
Related Party Transaction [Line Items]
Amount due to payable balance			$ 200,000